Related Party Transactions - Compensation Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related party [Abstract]
Short-term employment benefits	$ 7,109	$ 5,080
Termination benefit	308	2,583
Directors’ fees	335	458
Share-based compensation	11,026	13,388
Compensation expense for key management personnel	18,778	21,509
Compensation expense for key management personnel, payable or accrued	$ 1,600	$ 800